Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The CHC Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Brian O. Casey(1) ($)	Compensation Actually Paid to Brian O. Casey(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEO(1) ($)	Average Compensation Actually Paid to Non-PEO NEO(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on TSR(4) ($)	Net Income (Loss) ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	2,101,369	2,334,865	959,548	790,415	98.49	2.2
2023	2,067,532	2,135,660	866,067	924,267	81.53	10.6
2022	1,362,050	1,265,667	764,108	623,349	68.61	(4.6)

Named Executive Officers, Footnote	Brian O. Casey was our PEO for each year presented. The individuals comprising the Non-PEO NEO for each year presented are listed below.

2022	2023	2024
Fabian Gomez	Fabian Gomez	Fabian Gomez
Leah Bennett	Leah Bennett	Leah Bennett

PEO Total Compensation Amount	$ 2,101,369	$ 2,067,532	$ 1,362,050
PEO Actually Paid Compensation Amount	$ 2,334,865	2,135,660	1,265,667
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Brian O. Casey ($)	Exclusion of Stock Awards for Brian O. Casey ($)	Inclusion of Equity Values for Brian O. Casey ($)	Compensation Actually Paid to Brian O. Casey ($)
2024	2,101,369	(578,750)	812,246	2,334,865

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian O. Casey ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian O. Casey ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian O. Casey ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Brian O. Casey ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian O. Casey ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Brian O. Casey ($)	Total - Inclusion of Equity Values for Brian O. Casey ($)
2024	721,521	100,543	—	(9,818)	—	—	812,246

Non-PEO NEO Average Total Compensation Amount	$ 959,548	866,067	764,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 790,415	924,267	623,349
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEO ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEO ($)	Average Inclusion of Equity Values for Non-PEO NEO ($)	Average Compensation Actually Paid to Non-PEO NEO ($)
2024	959,548	(327,443)	158,310	790,415

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEO ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEO ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEO ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEO ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEO ($)	Total - Average Inclusion of Equity Values for Non-PEO NEO ($)
2024	246,152	20,036	—	(6,717)	(101,161)	—	158,310

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 98.49	81.53	68.61
Net Income (Loss)	$ 2,200,000	$ 10,600,000	$ (4,600,000)
PEO Name	Brian O. Casey
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEO. These amounts reflect the Summary Compensation Table Total, with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (578,750)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,246
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,521
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,543
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,818)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,443)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,310
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,152
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,036
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,717)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,161)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0